INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAX
NOTE 11 - INCOME TAX

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Current tax expense	(26)	(14)	(32)
Deferred tax (expense) / benefit	(29)	31	14
Income tax (expense) / benefit	(55)	17	(18)
The Group's effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Income / (loss) before tax	317	(34)	82
Statutory tax rate applicable to the parent company (A)	28.4%	32.0%	34.4%
Income tax (expense) / benefit calculated at statutory tax rate	(90)	11	(28)

Effect of foreign tax rate (A)	15	2	3
Changes in recognized and unrecognized deferred tax assets (B)	24	15	(10)
Change in tax laws and rates (C)	—	—	21
Other	(4)	(11)	(4)
Income tax (expense) / benefit	(55)	17	(18)
Effective income tax rate	17%	49%	22%
(A)The parent company was a French company for the years ended December 31, 2021, 2020 and 2019. For the years ended December 31, 2021, 2020 and 2019, the effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2021, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States. For the year ended December 31, 2020, the changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules and the CARES Act.
(C)For the year ended December 31, 2019, the change in tax laws and rates related mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located.
NOTE 17 - DEFERRED INCOME TAXES

	At December 31,
(in millions of Euros)	2021	2020
Deferred income tax assets	162	193
Deferred income tax liabilities	(14)	(10)
Net deferred income tax assets	148	183

	At January 1, 2021	Recognized in		FX	At December 31, 2021
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(106)	(10)	—	(8)	(124)
Inventories	5	(2)	—	—	3
Pensions	126	5	(17)	5	119
Derivative valuation	(5)	(5)	4	—	(6)
Tax losses carried forward	116	(7)	—	8	117
Other (A)	47	(10)	—	2	39
Net deferred income tax assets	183	(29)	(13)	7	148
(A)Other results mainly from non-deductible provisions and interest expense.

	At January 1, 2020	Recognized in		FX	At December 31, 2020
(in millions of Euros)		Profit or loss	OCI
Long-term assets	(99)	(16)	—	9	(106)
Inventories	8	(3)	—	—	5
Pensions	127	(1)	5	(5)	126
Derivative valuation	6	(4)	(7)	—	(5)
Tax losses carried forward	75	49	—	(8)	116
Other (A)	44	6	—	(3)	47
Net deferred income tax assets	161	31	(2)	(7)	183
(A)Other results mainly from non-deductible provisions and interest expense.
Recognized Deferred Tax Assets
Some deferred tax assets in respect of temporary differences and unused tax losses were recognized without being offset by deferred tax liabilities.
In accordance with the accounting policies described in note 2.6 of the Consolidated Financial Statements, a detailed assessment was performed on net deferred tax asset recovery at December 31, 2021, with specific focus on tax jurisdictions with unused tax losses carried forward.
Management considered that the tax losses that generated the deferred tax assets were not expected to be recurring and did not challenge the profitable long-term structure of its business model. In addition, tax planning opportunities are available to increase the taxable profit and the use the long-term limited and unlimited tax losses.
Management concluded that it was more likely than not that the net deferred tax asset balance of €148 million and €183 million at December 31, 2021 and 2020, respectively, would be recoverable.
Unrecognized Deferred Tax Assets
Based on the expected taxable income of the entities, the Group believed that it was more likely than not that a total of €805 million and €920 million at December 31, 2021 and 2020, respectively, of unused tax losses and deductible temporary differences, would not be used. Consequently, the corresponding net deferred tax assets were not recognized. The related tax impact of €191 million and €224 million at December 31, 2021 and 2020, respectively, was attributable to the following:

	At December 31,
(in millions of Euros)	2021	2020
Expiring within 5 years	(3)	(3)
Expiring after 5 years and limited	(55)	(55)
Unlimited	(27)	(23)
Tax losses	(85)	(81)
Long-term assets	(65)	(91)
Pensions	(7)	(16)
Other	(34)	(36)
Deductible temporary differences	(106)	(143)
Total	(191)	(224)
At December 31, 2021 and 2020, most of the the tax loss carryforwards as well as the deductible temporary differences on long-term assets and other differences resided at one of our main operating entities in the United States. An assessment was performed on the recoverability of the deferred tax assets associated with the deductible temporary differences and tax losses. Management concluded that it was more likely than not that the entity will not be able to use the tax benefits associated with the deductible temporary differences and tax losses. Consequently, the related deferred tax assets were not recognized.